Offerings	Nov. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	7,418,592
Proposed Maximum Offering Price per Unit	0.19
Maximum Aggregate Offering Price	$ 1,409,532.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 194.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that become issuable from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Represents shares of Common Stock reserved for future issuance under the Registrant’s Amended and Restated 2020 Equity Incentive Plan (as amended, the “Plan”).

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Common Stock as reported on the Nasdaq Capital Market on December 2, 2025 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	7,526,000
Proposed Maximum Offering Price per Unit	0.1950
Maximum Aggregate Offering Price	$ 1,467,570.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 202.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that become issuable from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Represents shares of Common Stock issuable upon the exercise of outstanding stock options granted by the Registrant pursuant to the Plan.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based on the weighted average exercise price of such outstanding awards.